Consolidated Statement of Financial Position € in Thousands, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Assets
Goodwill	€ 69,813
Intangible assets other than goodwill	146,354	€ 60,103	€ 67,565
Property, plant and equipment	154,252	137,512	103,378
Deferred tax assets	1,363	4,032	4,475
Non-current trade receivables			50,000
Non-current R&D incentives receivables	119,941	127,186	111,624
Other non-current assets	5,778	2,473	11,343
Non-current assets	497,501	331,306	348,384
Inventories	52,925	20,569	36
Trade and other receivables	40,429	111,337	148,418
Current R&D incentives receivables	26,126	16,827	24,104
Current financial investments	3,585,945	2,469,809	3,026,278
Cash and cash equivalents	508,117	2,233,368	2,135,187
Other current assets	23,307	9,945	11,917
Current assets from continuing operations	4,236,850	4,861,854	5,345,941
Assets classified as held for sale			23,406
Total current assets	4,236,850	4,861,854	5,369,347
Total assets	4,734,351	5,193,160	5,717,731
Equity and liabilities
Share capital	293,604	292,075	291,312
Share premium account	2,735,557	2,730,391	2,727,840
Other reserves	(4,853)	(10,177)	(10,907)
Translation differences	(1,593)	(1,722)	(3,189)
Accumulated losses	(496,689)	(367,205)	(334,701)
Total equity	2,526,026	2,643,362	2,670,355
Retirement benefit liabilities	5,540	11,699	14,996
Deferred tax liabilities	20,148
Non-current lease liabilities	14,692	19,655	23,035
Other non-current liabilities	21,808	7,135	8,096
Non-current deferred income	1,623,599	1,944,836	2,365,974
Non-current liabilities	1,685,787	1,983,325	2,412,101
Current lease liabilities	7,209	7,204	6,401
Trade and other liabilities	148,675	137,622	175,550
Current tax payable	1,022	1,782	1,248
Current deferred income	365,631	419,866	443,159
Current liabilities from continuing operations	522,538	566,474	626,357
Liabilities directly associated with assets classified as held for sale			8,917
Current liabilities	522,538	566,474	635,274
Total liabilities	2,208,325	2,549,798	3,047,375
Total equity and liabilities	€ 4,734,351	€ 5,193,160	€ 5,717,731